Other information - Supplemental Cash Flow Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other information
Current assets	€ 632	€ 15	€ 1
Non-current assets	3,076	193	12
Net borrowings		(64)
Current and non-current liabilities		(17)	(6)
Net effect of investments		127	7
Non-controlling interests	(4)	(15)	(2)
Purchase price	2,222	112	5
Cash and cash equivalents acquired		(3)
Consolidated subsidiaries and businesses net of cash and cash equivalent acquired	1,901	€ 109	5
Current assets			77
Non-current assets			188
Net borrowings			11
Current and non-current liabilities			(57)
Net effect of disposals			219
Reclassification of foreign currency translation differences among other items of OCI			(24)
Gain (loss) on disposal			16
Selling price			211
Cash and cash equivalents sold			(24)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	76		€ 187
Business combinations excluding Union Fenosa Gas
Other information
Current assets	262
Non-current assets	2,698
Net borrowings	(486)
Current and non-current liabilities	(349)
Net effect of investments	2,125
Fair value of investments held before the acquisition of control	(99)
Non-controlling interests	(4)
Purchase price	2,022
Cash and cash equivalents acquired	(121)
Consolidated subsidiaries and businesses net of cash and cash equivalent acquired	1,901
Current assets	2
Net effect of disposals	2
Selling price	2
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	2
Union Fenosa Gas SA
Other information
Value of investment sold	232
Current assets	370
Non-current assets	378
Net borrowings	(128)
Current and non-current liabilities	(420)
Net effect of investments	200
Cash and cash equivalents acquired	(42)
Net effect of disposals	32
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	€ 74